Note 6 - Property, Plant and Equipment (Details Textual)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	May 25, 2021 ft² a
Buildings and Improvements, Gross	$ 28,550,000	$ 8,582,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	28,455,000	26,003,000
Tangible Asset Impairment Charges	0
Depreciation	2,526,000	1,320,000
Property, Plant and Equipment, Disposals	$ 0
Facility in Sinton, Texas [Member]
Area of Land (Acre) | a				26.5
Lessee, Operating Lease, Term of Contract (Year)				99 years
Facility in Sinton, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²				70,000
Capitalized Property Plant and Equipment [Member]
Buildings and Improvements, Gross			$ 22,200
Decatur Facility Equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Wrote-off		2,100,000
Proceeds from Sale of Machinery and Equipment		200,000
Property, Plant and Equipment, Gross		3,600,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 3,400,000